UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2008

Check here if Amendment:           |_|; Amendment Number:

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:		Healy Circle Capital, LLC

Address:  	444 Madison Avenue, 34th Floor
          	New York, NY  10022


13F File Number: 28-12777

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Marc Sulam
Title:  Managing Member
Phone:  212-446-2443


Signature, Place and Date of Signing:

      Marc Sulam		    New York, NY	     February 12, 2009
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]


Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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			      Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:    44

Form 13F Information Table Value Total: $  78,148


List of Other Included Managers:		NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.







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					FORM 13F INFORMATION TABLE


Name of 		Title of		Vaue	Shrs or  SH/  Put/	Invstmt	Other	Voting Authority
Issuer			Class	Cusip		($1,000)Prn Amt  Prn  Call	Dscretn	Mgrs	Sole  Shared  None
ABB Ltd			ADR	000375204	2,252	150000    SH		Sole		150000
Aecom Technology	Comm	00766T100	1,690    55000    SH            Sole		 55000
Anadarko Pete Corp	Comm	032511107	1,928	 50000    SH		Sole		 50000
Assured Guaranty Ltd    Comm    G0585R106       1,254   110000    SH            Sole            110000
Citigroup Inc           Comm	172967101	1,007   150000    SH            Sole            150000
CommScope Inc		Comm	203372107	  932	 60000	  SH		Sole		 60000
Community Health SystemsComm	203668108	1,166	 80000	  SH		Sole		 80000
Covanta Hldg Corp	Comm	22282E102	3,294	150000    SH		Sole		150000
Crown Holdings Inc	Comm	228368106	2,899	151000    SH		Sole		151000
Delta Air Lines         Comm    247361702       2,292   200000    SH            Sole            200000
First American Corp	Comm	318522307	2,022	 70000	  SH		Sole		 70000
FMC Corp		Comm	302491303	2,237	 50000    SH		Sole		 50000
Fomento Economic MexicanADR	344419106	1,205	 40000    SH		Sole		 40000
Freeport-McMoRan Copper	Comm	35671D857	1,833	 75000    SH		Sole		 75000
FTI Consulting Inc	Comm	302941109	2,457	 55000	  SH		Sole		 55000
Genesee & Wyo Inc	Comm	371559105	1,525	 50000    SH		Sole		 50000
Goldman Sachs Group Inc Comm    38141G104       3,376    40000    SH            Sole             40000
Grace W R & Co		Comm	38388F108	1,196	200300	  SH		Sole		200300
Heckmann Corp		Comm	422680108	1,554	275000    SH		Sole		275000
Heckmann Corp		WTS	422680116	  291	253300	  SH		Sole		253300
iShares Russell 2000	Comm	464287655	2,462	 50000    SH		Sole		 50000
Jacobs Engineering GroupComm	469814107	2,165	 45000    SH		Sole		 45000
JP Morgan Chase & Co	Comm	46625H100	1,892	 60000    SH		Sole		 60000
Las Vegas Sands Corp	Comm	517834107	  593	100000    SH		Sole		100000
Lennar Corp		Comm	526057104	1,084	125000    SH		Sole		125000
LKQ Corp		Comm	501889208	1,420	121800    SH		Sole		121800
Loews Corp		Comm	540424108	2,119	 75000    SH		Sole		 75000
Lubrizol Corp           Comm    549271104       1,456    40000    SH            Sole             40000
McDermott Intl Inc	Comm	580037109	1,986	201000    SH		Sole		201000
MetLife Inc		Comm	59156R108	1,917	 55000    SH		Sole		 55000
Mohawk Industries 	Comm	608190104	  859	 20000    SH		Sole		 20000
MYR Group Inc           Comm    55405W104         900    90000    SH            Sole             90000
Nucor Corp		Comm	670346105	1,848	 40000    SH		Sole		 40000
O'Reilly Automotive Inc Comm    686091109       2,306    75000    SH            Sole             75000
Pactiv Corp             Comm    695257105       2,364    95000    SH            Sole             95000
Pulte Homes Inc		Comm	745867101	1,749	160000    SH		Sole		160000
Quanta Svcs Inc	 	Comm	74762E102	2,772	140000    SH		Sole		140000
Sapphire Industrials	Comm	80306T109	  917	100000	  SH		Sole		100000
Stericycle Inc          Comm    858912108       1,562    30000    SH            Sole             30000
UltraShort 20+ Yr Treas	Comm	74347R297	2,453	 65000    SH		Sole		 65000
United States Steel	Comm	912909108	1,674	 45000    SH		Sole		 45000
US Airways Group	Comm	90341W108	  773	100000    SH		Sole		100000
Wal-Mart Stores         Comm    931142103       2,803    50000    SH            Sole             50000
Walter Industries Inc   Comm    93317Q105       1,664    95000    SH            Sole             95000


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